INCOME TAXES (Schedule of Income Tax Provision) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current tax expense:
Foreign	$ 13,504	$ 2,232	$ 1,013
Deferred tax expense (benefit):
Local	2,518	8,481	7,098
Foreign	(14,998)	(5,314)	(5,163)
Income tax expense	$ 1,024	$ 5,399	$ 2,948